Sales and marketing expenses	6 Months Ended
Jun. 30, 2020
Sales and marketing expenses
Sales and marketing expenses

15.Sales and marketing expenses

	Three months ended		Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Consulting	$159,687	$96,976	$260,415	$223,829
Marketing	129,030	170,761	177,176	288,143
Salaries	123,339	172,801	324,692	300,566
	$412,056	$440,538	$762,283	$812,538